Employee Benefits - Weighted average of significant actuarial assumptions adopted to determine defined benefit cost and defined benefit obligation (Detail)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	4.75%	5.05%
Net interest cost	4.65%	5.05%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Discount rate	4.90%	4.65%
Rate of compensation increase	3.00%	3.00%
Mortality table	CPM 2014 Private	CPM 2014 Private
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Current service cost	3.90%	3.46%
Net interest cost	3.41%	3.48%
Expected rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2018
Discount rate	3.84%	3.41%
Rate of compensation increase	3.00%	3.00%
Mortality table	AVOE 2018	AVOE 2018